Stock options	12 Months Ended
May 31, 2020
Stock options
Stock options
21.	Stock options

The Company adopted a stock option plan under which it is authorized to grant options to officers, directors, employees and consultants enabling them to acquire common shares of the Company. The maximum number of common shares reserved for issuance of stock options that can be granted under the plan is 10% of the issued and outstanding common shares of the Company. The options granted can be exercised for up to a maximum of 10 years and vest as determined by the Board of Directors. The exercise price of each option can not be less than the market price of the common shares on the date of grant.
The Company recognized a share-based compensation expense of $10,402 during the year ended May 31, 2020 (2019 - $24,078), related to stock options (Note 24). The total fair value of options granted during the year was $6,842 (2019 - $21,952).

	May 31, 2020		May 31, 2019
	Number of options	Weighted average price	Number of options	Weighted average price
Outstanding, beginning of the year	7,814,996	$11.05	8,956,195	$7.60
Exercised during the year	(1,566,331)	3.86	(3,164,174)	4.05
Issued during the year	1,894,128	7.98	3,005,000	13.05
Forfeited during the year	(2,260,322)	11.10	(982,025)	8.27

Outstanding, end of the year	5,882,471	$11.95	7,814,996	$11.05

Exercisable, end of the year	3,873,497	$12.26	4,474,966	$9.54

In June 2019, the Company issued 350,000 stock options at an exercise price between $9.15 and $9.70 per share, exercisable for 5 years to officers of the Company. Nil options vested immediately and the remainder vest over 3 years.
In August 2019, the Company issued 736,146 stock options at an exercise price of $9.13 per share, exercisable for 5 years to officers and employees of the Company. Nil options vested immediately and the remainder vest over 3 years.
In October 2019, the Company issued 300,000 stock options at an exercise price of $6.63 per share, exercisable for 5 years to officers of the Company. All options vested immediately.
In November 2019, the Company issued 507,982 stock options at an exercise price of $6.26 per share, exercisable for 5 years to officers and employees of the Company. 183,333 options vested immediately and the remainder vest over 3 years.

The outstanding option details of the Company are as follows:

Expiry date	Weighted average exercise price	Number of options	Vested and exercisable
June 2020	$5.44	50,000	50,000
July 2020	$5.24	213,027	213,027
October 2020	$6.90	20,000	20,000
November 2020	$9.05	20,000	20,000
December 2020	$5.25	300,000	50,000
December 2020	$14.06	100,000	100,000
January 2021	$21.70	10,000	10,000
January 2021	$22.89	110,000	80,000
March 2021	$14.39	20,000	20,000
March 2021	$9.98	200,000	200,000
March 2021	$12.39	50,000	50,000
April 2021	$11.40	333,334	283,334
May 2021	$20.19	858,500	575,164
June 2021	$1.40	1,668	1,668
June 2021	$11.78	50,000	33,333
August 2021	$1.64	65,000	65,000
September 2021	$19.38	50,000	33,333
October 2022	$6.90	37,000	37,000
July 2023	$11.51	60,000	19,998
July 2023	$11.85	328,000	101,332
September 2023	$19.38	113,334	59,998
October 2023	$19.70	40,000	13,332
February 2024	$12.77	125,000	74,996
February 2024	$13.31	1,000,000	1,000,000
April 2024	$11.45	60,000	19,998
June 2024	$9.15	300,000	—
June 2024	$9.70	50,000	—
August 2024	$9.13	467,642	—
October 2024	$6.63	300,000	300,000
November 2024	$6.26	291,315	183,333
July 2027	$2.52	59,689	59,689
November 2027	$6.29	39,792	39,792
March 2028	$12.29	119,378	119,378
March 2028	$14.38	39,792	39,792

Outstanding, end of the year	$11.95	5,882,471	3,873,497

The Company used the Black-Scholes option pricing model to determine the fair value of options granted using the following assumptions: risk-free rate of 1.20 - 2.08% on the date of grant; expected life of 3 – 5 years; volatility of 70% based on comparable companies; forfeiture rate of 0% - 20%; dividend yield of nil; and, the exercise price of the respective option.